Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Abstract]
Schedule of Stock Option Assumptions

The assumptions used in the option valuation models are outlined in the following table:

2012
Risk-free interest rate	.60 - .62
Expected life	5.5 - 7 years
Expected volatility	38% - 46%
Expected dividend rate	-

Schedule of Stock Option Activity

The following table summarizes stock option activity:

	Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	1,777,500	$10.10
Exercised	-	-
Cancelled/Forfeited	(26,500)	10.00
Outstanding at end of period	1,751,000	10.10
Options exercisable at end of period	-	-
Vested during the year	-	-
Non vested at December 31, 2012	1,751,000	$10.10

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2012 are as follows:

Range of Exercise Price				Weighted - Average
			Options	Exercise Price	Remaining Contractual Life-Years
$10.00	to	$13.00	1,721,000	10	9.64
$13.01	to	$16.00	30,000	15.83	9.97

Summary of Warrants Outstanding

The following table sets forth the changes in the number of warrants outstanding:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2011	-	-
Issued in Business Combination	17,833,333	11.50
Exercised	(347,938)	(11.50)
Outstanding at December 31, 2012	17,485,495	11.50